Property, plant and equipment (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property Plant And Equipment
Payment adjustment agreement	$ 1
Capitalization Rate	7.14%	6.89%